LEASES (Schedule of Components of Lease Expense and Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Components of lease expense
Operating lease cost	$ 2,658	$ 2,689
Short-term lease	61	10
Total lease expenses	2,719	2,699
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	2,624	2,683
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 18,319	$ 267